Prepayments, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Prepayments, Other Receivables and Other Current Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets

Prepayments, other receivables and other current assets consisted of the following:

	As of June 30,
	2026	2025
	$	$
Prepayments	605,952	351,231
Deposits	178,630	122,699
Other receivables	279,343	119,269
Prepaid tax	102,158	105,483
VAT receivables	1,117,094	692,613
	2,283,177	1,391,295